Leases Disclosure of amounts included in the Income Statements relating to leases (Details) R in Millions	12 Months Ended
Jun. 30, 2020 ZAR (R)
Presentation of leases for lessee [abstract]
Depreciation, right-of-use assets	R 45
Interest expense on lease liabilities	8
Expense relating to short-term leases for which recognition exemption has been used	96
Expense relating to leases of low-value assets for which recognition exemption has been used	19
Expense relating to variable lease payments not included in measurement of lease liabilities	R 690
percentage of lease payments	81.00%